Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia Limited Duration Credit Fund		Sept. 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S.1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following:

Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Limited Duration Credit Fund:	Class A — before taxes			2.99%	4.06%	3.27%	Jun. 19, 2003
before taxes Class B	Columbia Limited Duration Credit Fund:	Class B — before taxes			0.27%	3.52%	2.90%	Jun. 19, 2003
before taxes Class C	Columbia Limited Duration Credit Fund:	Class C — before taxes			4.38%	3.89%	2.90%	Jun. 19, 2003
before taxes Class I	Columbia Limited Duration Credit Fund:	Class I — before taxes			6.54%	5.04%	4.28%	Mar. 04, 2004
before taxes Class R4	Columbia Limited Duration Credit Fund:	Class R4 — before taxes			6.22%	4.91%	3.88%	Jun. 19, 2003
before taxes Class W	Columbia Limited Duration Credit Fund:	Class W — before taxes			6.10%		4.54%	Dec. 01, 2006
after taxes on distributions Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions			1.72%	2.59%	1.96%	Jun. 19, 2003
after taxes on distributions and redemption of fund shares Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions and redemption of fund shares			1.93%	2.59%	2.00%	Jun. 19, 2003
Barclays Capital U.S. 1-5 Year Corporate Index		Barclays Capital U.S. 1-5 Year Corporate Index	[1]	(reflects no deduction for fees, expenses or taxes)	5.85%	5.72%
Barclays Capital U.S. 1-5 Year Corporate Index Class A, B, C and R4 Since inception, 2003-06-19							4.36%	Jun. 19, 2003
Barclays Capital U.S. 1-5 Year Corporate Index Class I Since inception, 2004-03-04							4.55%	Mar. 04, 2004
Barclays Capital U.S. 1-5 Year Corporate Index Class W Since inception, 2006-12-01							5.73%	Dec. 01, 2006
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index	[1]	(reflects no deduction for fees, expenses or taxes)	5.44%	5.62%
Barclays Capital U.S. 1-5 Year Credit Index Class A, B, C and R4 Since inception, 2003-06-19							4.27%	Jun. 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index Class I Since inception, 2004-03-04							4.48%	Mar. 04, 2004
Barclays Capital U.S. 1-5 Year Credit Index Class W Since inception, 2006-12-01							5.64%	Dec. 01, 2006
Short-Intermediate Investment Grade Debt Funds Index		Short-Intermediate Investment Grade Debt Funds Index		(reflects no deduction for fees or taxes)	5.86%	4.81%
Short-Intermediate Investment Grade Debt Funds Index Class A, B, C and R4 Since inception, 2003-06-19							3.68%	Jun. 19, 2003
Short-Intermediate Investment Grade Debt Funds Index Class I Since inception, 2004-03-04							3.92%	Mar. 04, 2004
Short-Intermediate Investment Grade Debt Funds Index Class W Since inception, 2006-12-01							4.77%	Dec. 01, 2006
[1]	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.